Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

23.           Subsequent events

Subsequent to the year end, the Company issued 1,245,455 common shares at CAD $0.30 per share for gross proceeds of CAD$373,637 (USD297,564) pursuant to the exercise of certain stock options by a director.

Subsequent to the year end, the Company issued 27,077 common shares pursuant to the settlement of 38,682 RSUs upon retirement of an executive.

On January 1, 2022, the Company renewed an existing lease agreement for a kiosk location in Arizona for $12,500 a month for period of 33 months.

On January 28, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years.

Subsequent to the year end, the Company granted 161,306 stock options to employees.